PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
5	PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2015	2016
	RMB	RMB
Office buildings	-	281,541
Furniture	10,510	18,078
Office equipment	211,385	271,862
Leasehold improvements	53,126	64,383
Total property and equipment	275,021	635,864
Less: accumulated depreciation	(147,157)	(198,527)
Property and equipment, net	127,864	437,337

Depreciation expense for property and equipment was allocated to the following:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Cost of revenues	38,088	48,553	61,967
Selling and marketing expenses	2,253	2,694	3,226
General and administrative expenses	2,649	3,031	6,455
Research and development expenses	488	703	1,109
Total	43,478	54,981	72,757